Employee benefits - Level three rollforward (Details 6) - Defined pension benefits - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	$ 10,465	$ 10,930
Return on plan assets:
Exchange rate differences	(419)	(1,047)
Fair value of plan assets at December 31	9,743	10,465
Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	1,071	1,211
Return on plan assets:
Assets still held at December 31	46	56
Assets sold during the year	18	11
Purchases (sales)	191	(68)
Transfers (from) into Level 3		(27)
Exchange rate differences	(3)	(112)
Fair value of plan assets at December 31	1,323	1,071
Private equity
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	136
Return on plan assets:
Fair value of plan assets at December 31	123	136
Private equity | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	136	155
Return on plan assets:
Assets still held at December 31	(9)	21
Assets sold during the year	20	3
Purchases (sales)	(24)	(39)
Exchange rate differences		(4)
Fair value of plan assets at December 31	123	136
Hedge funds
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	93
Return on plan assets:
Fair value of plan assets at December 31	94	93
Hedge funds | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	93	158
Return on plan assets:
Assets still held at December 31	1	(3)
Assets sold during the year	(1)	8
Purchases (sales)		(59)
Exchange rate differences	1	(11)
Fair value of plan assets at December 31	94	93
Real estate
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	936
Return on plan assets:
Fair value of plan assets at December 31	1,180	936
Real estate | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	842	866
Return on plan assets:
Assets still held at December 31	54	43
Assets sold during the year	(1)
Purchases (sales)	215	30
Exchange rate differences	(4)	(97)
Fair value of plan assets at December 31	1,106	842
Commodities
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1	62
Return on plan assets:
Fair value of plan assets at December 31	$ 59	62
Commodities | Level 3
Change in Level 3 fair value measurement rollforward, plan assets
Fair value of plan assets at January 1		32
Return on plan assets:
Assets still held at December 31		(5)
Transfers (from) into Level 3		$ (27)